ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - STATEMENTS OF COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating expenses:
General and administrative expenses	$ (14,364)	¥ (98,759)	¥ (53,434)	¥ (60,836)
Other operating income (expense), net	(97)	(668)	2,732	1,990
Other (loss) income, net	1,676	11,531	4,229	(3,353)
Loss before income taxes	(55,565)	(382,033)	(249,327)	(363,446)
Net loss	(55,566)	(382,041)	(249,327)	(363,446)
Deemed dividend on Series D convertible preferred shares				(55,281)
Net loss attributable to ordinary shareholders	(55,281)	(380,091)	(248,580)	(417,962)
Other comprehensive income (loss)
Unrealized gains of available-for-sales securities, net of tax of nil for 2017 and 2018	1,270	8,734	5,181	1,415
Realized gains of available-for-sale securities, net of tax	(1,581)	(10,869)	(1,154)
Foreign currency translation adjustments	3,150	21,658	(21,347)	39,832
Comprehensive loss	(52,442)	(360,568)	(265,900)	(376,715)
Parent
Operating expenses:
General and administrative expenses	(312)	(2,145)	(834)	(1,244)
Interest income (expense), net	54	371
Other operating income (expense), net	5	31
Other (loss) income, net	473	3,253
Loss before income taxes	220	1,510	(834)	(1,244)
Share of loss of subsidiaries and VIEs	(55,501)	(381,601)	(247,746)	(361,437)
Net loss	(55,281)	(380,091)	(248,580)	(362,681)
Deemed dividend on Series D convertible preferred shares				(55,281)
Net loss attributable to ordinary shareholders	(55,281)	(380,091)	(248,580)	(417,962)
Other comprehensive income (loss)
Unrealized gains of available-for-sales securities, net of tax of nil for 2017 and 2018	(42)	(286)	2,196	234
Realized gains of available-for-sale securities, net of tax	(58)	(399)
Foreign currency translation adjustments	3,150	21,658	(21,347)	39,832
Unrealized securities holding gains of subsidiaries and VIEs, net of tax of nil for 2017 and 2018	1,312	9,020	1,831	1,181
Realized securities holding (gains) of subsidiaries and VIEs, net of tax of nil for 2017 and 2018	(1,523)	(10,470)
Comprehensive loss	$ (52,442)	¥ (360,568)	¥ (265,900)	¥ (376,715)